Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Certificates of deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 132.1	$ 124.3